Investment property - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about investment property [line items]
Reduction on sales price (in percentage)	0.10
Level 3 | Fair value
Disclosure of detailed information about investment property [line items]
Decrease in investment property	$ 3.3	$ 3.3